Intangible Assets - Additional Information (Detail) - EUR (€)		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Oct. 29, 2010	Aug. 31, 2007
Disclosure of detailed information about intangible assets [line items]
Development cost capitalized and depreciated, period				14 years	15 years
Description of discount rate assumptions		14.5%, in line with industry standard for biotechnological companies and WACC used by Equity Research companies following the Group
Sales revenue growth rate	15.00%	15.00%
Non-recurring expenses		€ 24,300,000	€ 0.0	€ 0.0
CorQuest LLC [member]
Disclosure of detailed information about intangible assets [line items]
Fair value of intellectual rights assets	€ 1,500,000	€ 1,500,000
CorQuest LLC [member]
Disclosure of detailed information about intangible assets [line items]
Description of key assumptions		The recoverable amount has been calculated based on value-in-use calculations which require the use of assumptions. The calculations use cash flow projections based on 8-yearperiod business plan based on probability of success of the CAR-T NKR-2 products as well as extrapolations of projected cash flows resulting from the future expected sales associated with CAR-T NKR-2. Recoverable values of the CGU exceeded its carrying amounts.
Period over which management has projected cash flows		12 years
Impairment loss on intangible assets and goodwill		€ 0
C-Cure [member]
Disclosure of detailed information about intangible assets [line items]
Non-recurring expenses	700,000	€ 700,000
HeartXs assets [member]
Disclosure of detailed information about intangible assets [line items]
Non-recurring expenses	€ 1,200,000
Licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization period		20 years
Intangible assets						€ 2,300,000	€ 9,500,000
Impairment loss on intangible assets		€ 6,000,000
Patents 1 [member] | CorQuest LLC [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization period		18 years
Impairment loss on intangible assets		€ 1,200,000
Bottom of range [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization period		3 years
Top of range [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization period		5 years